Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



March 4, 2011


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:     The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
        -------------------------------------------------------------------


Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectuses and Statements of Additional Information dated March 1, 2011 for the Trust's Acadian Emerging Markets Portfolio, AIG Money Market Fund, Edgewood Growth Fund, FMC Family of Funds, Haverford Quality Growth Stock Fund, HGK Equity Value Fund, ICM Small Company Portfolio, LSV Family of Funds, McKee International Equity Portfolio, Rice Hall James Family of Funds, Sands Capital Global Growth Fund, UA S&P 500 Index Fund, WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund and the WHG Balanced Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 136, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-11-000118) on February 28, 2011.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very  truly  yours,


/s/ Christopher D. Menconi
--------------------------
Christopher D. Menconi